Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (131)	€ (107)	€ (99)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(1.70%)	(1.70%)
Gross Carrying Amount Not Credit-Impaired	€ 7,496	€ 6,146
Gross Carrying Amount Credit-Impaired	217	148
Allowance account for credit losses of financial assets	€ (131)	€ (107)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(0.20%)	(0.30%)
Gross Carrying Amount Not Credit-Impaired	€ 5,226	€ 4,288
Gross Carrying Amount Credit-Impaired	0	0
Allowance account for credit losses of financial assets	€ (9)	€ (13)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(0.50%)	(0.30%)
Gross Carrying Amount Not Credit-Impaired	€ 733	€ 749
Gross Carrying Amount Credit-Impaired	36	15
Allowance account for credit losses of financial assets	€ (4)	€ (2)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(0.80%)	(0.50%)
Gross Carrying Amount Not Credit-Impaired	€ 668	€ 551
Gross Carrying Amount Credit-Impaired	23	8
Allowance account for credit losses of financial assets	€ (5)	€ (3)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(11.10%)	(13.00%)
Gross Carrying Amount Not Credit-Impaired	€ 869	€ 558
Gross Carrying Amount Credit-Impaired	158	125
Allowance account for credit losses of financial assets	€ (114)	€ (89)